Schedule of investments
Delaware Ivy VIP Pathfinder Moderate
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.02%
Delaware Ivy VIP Core Equity Class II	5,287,717	$ 56,314,189
Delaware Ivy VIP Corporate Bond Class II	19,275,422	83,848,084
Delaware Ivy VIP Growth Class II	7,094,590	53,918,880
Delaware Ivy VIP High Income Class I	1,254,491	3,387,126
Delaware Ivy VIP International Core Equity Class II	3,871,365	46,185,383
Delaware Ivy VIP Limited-Term Bond Class II	15,224,232	69,118,014
Delaware Ivy VIP Mid Cap Growth Class I	2,669,316	24,184,005
Delaware Ivy VIP Small Cap Growth Class I	672,093	4,052,721
Delaware Ivy VIP Smid Cap Core Class II	395,694	4,055,865
Delaware Ivy VIP Value Class II	10,946,342	54,184,395
Delaware VIP Global Value Equity Class II	11,032,643	41,703,390
Total Affiliated Mutual Funds (cost $606,338,991)		440,952,052

Short-Term Investments — 2.01%
Money Market Mutual Funds — 2.01%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	2,260,836	2,260,836
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	2,260,836	2,260,836
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	2,260,835	2,260,835
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	2,260,835	2,260,835
Total Short-Term Investments (cost $9,043,342)		9,043,342

Total Value of Securities—100.03% (cost $615,382,333)		449,995,394
Liabilities Net of Receivables and Other Assets—(0.03%)		(154,972)
Net Assets Applicable to 118,148,438 Shares Outstanding—100.00%		$449,840,422
NQ-IV047 [9/22] 11/22 (2605100)    1